Consolidated balance sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-current assets [abstract]
Property, plant and equipment	$ 15,696	$ 16,464
Goodwill	35,294	31,750
Intangible assets other than goodwill	38,719	29,997
Investments in associated companies	8,352	15,370
Deferred tax assets	8,699	8,229
Financial assets	2,345	2,243
Other non-current assets	895	818
Total non-current assets	110,000	104,871
Current assets [abstract]
Inventories	6,956	6,867
Current trade receivables	8,727	8,600
Income tax receivable	248	202
Marketable securities, commodities, time deposits and derivative financial instruments	2,693	625
Cash and cash equivalents	13,271	8,860
Other current assets	2,861	3,054
Total current assets without disposal group	34,756	28,208
Assets of disposal group held for sale	807
Total current assets	35,563	28,208
Total assets	145,563	133,079
Equity [abstract]
Share capital	944	969
Treasury shares	(69)	(100)
Reserves	77,739	73,299
Issued share capital and reserves attributable to Novartis AG shareholders	78,614	74,168
Non-controlling interests	78	59
Total equity	78,692	74,227
Non-current liabilities [abstract]
Financial debts	22,470	23,224
Deferred tax liabilities	7,475	5,168
Provisions and other non-current liabilities	7,319	7,057
Total non-current liabilities	37,264	35,449
Current liabilities [abstract]
Trade payables	5,556	5,169
Financial debts and derivative financial instruments	9,678	5,308
Current income tax liabilities	2,038	1,723
Provisions and other current liabilities	12,284	11,203
Total current liabilities without disposal group	29,556	23,403
Liabilities of disposal group held for sale	51
Total current liabilities	29,607	23,403
Total liabilities	66,871	58,852
Total equity and liabilities	$ 145,563	$ 133,079